Additional Information: Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Information: Condensed Financial Statements of Parent Company

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and “Accumulated losses in excess of investment in subsidiaries and VIEs.” The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2016 and 2017, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Inter-company charges, share-based compensation and other miscellaneous expenses for the years ended December 31, 2015, 2016 and 2017, which were previously recognized at the parent company level, had been pushed down to the WFOE/VIE level given the majority of services were provided to the WFOE/VIE entities.

The condensed financial statements of the parent company should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto. For purposes of these condensed financial statements, the Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of the subsidiaries’ net assets (similar to presenting them on the equity method).

iCLICK INTERACTIVE ASIA GROUP LIMITED

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2016 AND 2017

(US$’000, except share data and per share data, or otherwise noted)

	As of December 31,
	2016	2017
Assets
Current assets
Cash and cash equivalents	12,005	6,440
Amounts due from subsidiaries and VIEs	47,006	74,193
Other assets	15	1,194

Total current assets	59,026	81,827

Non-current asset
Investments in subsidiaries and VIEs	45,050	41,407

Total assets	104,076	123,234

Liabilities, mezzanine equity and shareholders’ (deficit)/equity
Current liabilities
Accrued liabilities and other current liabilities	1,012	3,250
Derivative liabilities	60,525	—
Amounts due to subsidiaries and VIEs	2,109	—

Total current liabilities	63,646	3,250

Non-current liability
Derivative liabilities	359	—

Total non-current liability	359	—

Total liabilities	64,005	3,250

Commitments and contingencies	—	—

	As of December 31,
	2016	2017
Mezzanine equity
Series A convertible redeemable preferred shares (US$0.001 par value; 2,500,000 shares authorized as of December 31, 2016; 2,476,190 shares issued and outstanding as of December 31, 2016; redemption amount of US$6,737 as of December 31, 2016; none issued and outstanding as of December 31, 2017)	5,597	—
Series B convertible redeemable preferred shares (US$0.001 par value; 3,000,000 shares authorized as of December 31, 2016; 1,889,249 shares issued and outstanding as of December 31, 2016; redemption amount of US$14,625 as of December 31, 2016; none issued and outstanding as of December 31, 2017)	9,807	—
Series C convertible redeemable preferred shares (US$0.001 par value; 1,650,000 shares authorized as of December 31, 2016; 1,599,186 shares issued and outstanding as of December 31, 2016; redemption amount of US$22,288 as of December 31, 2016; none issued and outstanding as of December 31, 2017)	10,733	—
Series D convertible redeemable preferred shares (US$0.001 par value; 4,500,000 shares authorized as of December 31, 2016; 2,493,018 shares issued and outstanding as of December 31, 2016; redemption amount of US$58,874 as of December 31, 2016; none issued and outstanding as of December 31, 2017)	43,956	—
Series E convertible redeemable preferred shares (US$0.001 par value; 1,200,000 shares authorized as of December 31, 2016; 1,068,114 shares issued and outstanding as of December 31, 2016; redemption amount of US$20,000 as of December 31, 2016; none issued and outstanding as of December 31, 2017)	18,845	—
Redeemable ordinary shares (US$0.001 par value; 742,320 shares issued and outstanding as of December 31, 2016; none issued and outstanding as of December 31, 2017)	15,445	—

Total mezzanine equity	104,383	—

Shareholders’ (deficit)/equity
Ordinary shares	14	26
Treasury shares	(2,468)	(2,093)
Other shareholders’ (deficit)/equity	(61,858)	122,051

Total shareholders’ (deficit)/equity	(64,312)	119,984

Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	104,076	123,234

iCLICK INTERACTIVE ASIA GROUP LIMITED

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2016 AND 2017

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2015	2016	2017
Operating expenses
General and administrative expenses	(7,455)	(21,655)	(6,928)

Total operating expenses	(7,455)	(21,655)	(6,928)

Operating loss
Other gains, net	101	145	(116)
Fair value (loss)/gain on derivative liabilities	(19,390)	3,995	(10,190)

Loss from subsidiaries and VIEs	(12,970)	(9,815)	(7,385)

Loss before income tax expense	(39,714)	(27,330)	(24,619)

Income tax expense	—	—	—

Net loss	(39,714)	(27,330)	(24,619)

Accretion to convertible redeemable preferred shares redemption value	(2,692)	(773)	(1,662)
Accretion to redeemable ordinary shares redemption value	(1,982)	(1,556)	(3,650)

Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(44,388)	(29,659)	(29,931)

Net loss	(39,714)	(27,330)	(24,619)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	(129)	(139)	(79)

Comprehensive loss attributable to iClick Interactive Asia Group Limited	(39,843)	(27,469)	(24,698)

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2016 AND 2017

	For the years ended December 31,
	2015	2016	2017
Cash flows from operating activities:
Net cash used in operating activities	(86,738)	(8,083)	(34,030)

Cash flows from financing activities:
Proceeds from issuance of Series E convertible redeemable preferred shares	—	20,000	—
Proceeds from exercise of share options	284	171	60
Net proceeds from issuance of ordinary shares upon IPO	—	—	28,405
Others	2,210	—	—

Net cash from financing activities	2,494	20,171	28,465

Net (decrease)/increase in cash and cash equivalents	(84,244)	12,088	(5,565)